SCHEDULE OF UNIT PURCHASE OPTIONS (Details)	Mar. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Issued capital, ordinary shares	$ 345,000
Number of shares	552,000
Ordinary Share [Member]
IfrsStatementLineItems [Line Items]
Issued capital, ordinary shares	345,000
Right [Member]
IfrsStatementLineItems [Line Items]
[custom:IssuedCapitalRights-0]	34,500
Warrant [Member]
IfrsStatementLineItems [Line Items]
Number of shares	$ 172,500